MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of Revenues by Geographic Area
Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2013	2012	2011

Israel	$4,267	$5,329	$7,009
Asia	5,466	4,594	3,110
North America	5,091	2,370	1,876
Latin America	6,798	8,943	7,289
Europe	139	315	121

Total	$21,761	$21,551	$19,405

Schedule of Revenues by Major Customers
Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2013	2012	2011
	%

Customer A	1	5	13
Customer B	12	11	17
Customer C	11	9	8
Customer D	20	32	23
Customer E	2	11	3
Customer F	17	6	8
Customer G	17	5	2

Schedule of Long-Lived Assets by Geographic Area
Long-lived assets by geographic areas:
	December 31,
	2013	2012

Israel	$2,930	$3,262
China	644	649

	$3,574	$3,911